Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	FLOTEK INDUSTRIES INC/CN
Entity Central Index Key	0000928054
Amendment Flag	false
EBP 2012 Employee Stock Purchase Plan
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	FLOTEK INDUSTRIES INC/CN
Entity Central Index Key	0000928054
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false